SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss per common share
Total shares excluded from calculation	3,002,901	1,365,243	2,587,516	2,901,948	1,669,282
Stock options
Net loss per common share
Total shares excluded from calculation	480,415	447,025	502,249	498,562	478,554
Unvested restricted stock and restricted stock units
Net loss per common share
Total shares excluded from calculation	40,121	9,671	38,089	8,555	13,021
Preferred stock
Net loss per common share
Total shares excluded from calculation	73,747	73,747	73,747	73,747	124,426
Contingently issuable common stock and common stock warrants associated with Economic Rights
Net loss per common share
Total shares excluded from calculation	435,187
Common stock warrants
Net loss per common share
Total shares excluded from calculation	1,973,431	834,800	1,973,431	1,429,313	1,006,338